Employee Benefit Plans - Amounts Recognized in Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U.S. (Pension Benefits) [Member]
Amounts Recognized in the Consolidated Balance Sheet at December 31
Current liabilities	$ (118)	$ (74)
Noncurrent liabilities	(1,908)	(1,575)
Total recognized	(2,026)	(1,649)
Int'l (Pension Benefits) [Member]
Amounts Recognized in the Consolidated Balance Sheet at December 31
Noncurrent assets	94	156
Current liabilities	(5)	(4)
Noncurrent liabilities	(851)	(777)
Total recognized	(762)	(625)
Other Benefits [Member]
Amounts Recognized in the Consolidated Balance Sheet at December 31
Current liabilities	(62)	(51)
Noncurrent liabilities	(864)	(811)
Total recognized	$ (926)	$ (862)